UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Arizona Municipal Income Fund

November 30, 2005

1.810709.101 AZI-QTLY 0106

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds 98.0%
		Principal	Value
		Amount
Arizona – 88.7%
Arizona Health Facilities Auth. Rev. (Catholic Health
Care West Proj.) Series A, 6.125% 7/1/09		$455,000	$472,950
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating
Proj.) 5% 10/1/09		1,160,000	1,220,842
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured)		1,000,000	1,060,060
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14
@ 100) (c)		1,000,000	1,103,000
Series C, 5% 9/1/11 (FSA Insured)		1,060,000	1,132,864
Arizona School Facilities Board State School Impt. Rev.:
5.25% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (c)	.	1,000,000	1,093,940
5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 100) (c)	.	1,500,000	1,640,910
Arizona State Univ. Revs.:
5% 7/1/26 (AMBAC Insured)		1,000,000	1,044,040
5.5% 7/1/21 (Pre-Refunded to 7/1/12 @ 100) (c)		1,150,000	1,274,706
5.75% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (c)	.	1,500,000	1,684,410
Arizona Student Ln. Acquisition Auth. Student Ln. Rev.
Subseries B1, 6.15% 5/1/29 (b)		500,000	529,120
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19		2,500,000	2,689,425
5.25% 7/1/13		1,500,000	1,615,275
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality
Proj.) Series A, 5.375% 10/1/11		2,000,000	2,187,060
Central Arizona Wtr. Conservation District Contract Rev.
(Central Arizona Proj.) Series A, 5.5% 11/1/09		1,000,000	1,071,630
Chandler Gen. Oblig.:
5.7% 7/1/15		75,000	82,088
6.5% 7/1/10 (MBIA Insured)		200,000	224,962
6.5% 7/1/11 (MBIA Insured)		225,000	257,549
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr.
Sys. & Util. Rev. 4.9% 4/1/19		1,000,000	987,420
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln
Health Network Proj.) 5% 12/1/35		1,000,000	981,700
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/14		1,000,000	1,037,140
6.125% 4/1/18		85,000	89,182
6.125% 4/1/18 (Pre-Refunded to 4/1/07 @ 102) (c)		215,000	226,900
Maricopa County Indl. Dev. Auth. Health Facilities Rev.
(Catholic Health Care West Proj.) Series 1998 A, 5%
7/1/16		730,000	749,199
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev.
(Mayo Clinic Hosp. Proj.) 5.25% 11/15/37		1,000,000	1,042,160

Quarterly Report

2

Municipal Bonds continued
	Principal	Value
	Amount
Arizona – continued
Maricopa County School District #28 Kyrene Elementary
Series C, 0% 1/1/10 (FGIC Insured)	$1,425,000	$1,223,947
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,067,370
7.4% 7/1/10	1,000,000	1,159,300
Maricopa County Unified School District #80 Chandler:
(2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	529,360
6.25% 7/1/11 (Escrowed to Maturity) (c)	405,000	459,833
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.)
Series A, 5.625% 1/1/29 (Pre-Refunded to 1/1/10
@ 101) (c)	795,000	864,213
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,716,990
Mesa Util. Sys. Rev. 5.75% 7/1/14 (FGIC Insured)	1,000,000	1,132,890
Northern Arizona Univ. Sys. Rev.:
5.5% 6/1/23 (FGIC Insured)	530,000	582,740
5.5% 6/1/26 (FGIC Insured)	1,305,000	1,429,967
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA
Insured) (b)	810,000	820,230
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25%
7/1/27 (FGIC Insured) (b)	1,000,000	1,037,050
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25%
7/1/09 (b)	400,000	418,004
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30
(FGIC Insured)	1,000,000	1,038,510
(Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	594,082
5.5% 7/1/11	200,000	215,224
5.75% 7/1/15	675,000	729,871
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax
Rev.:
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,371,938
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,094,370
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 5%
7/1/29 (MBIA Insured)	770,000	797,104
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,149,610
4.75% 7/1/27 (MBIA Insured)	1,020,000	1,035,657
5% 7/1/20 (MBIA Insured)	5,000,000	5,304,348
5% 7/1/29 (MBIA Insured)	1,000,000	1,039,300
5.5% 7/1/17 (FGIC Insured)	1,500,000	1,643,370
5.5% 7/1/20 (FGIC Insured)	1,500,000	1,631,565

3 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Arizona – continued
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	$1,485,000	$1,661,062
Series A, 6.25% 7/1/17	1,000,000	1,199,570
Series B, 5.375% 7/1/20	1,000,000	1,089,600
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0%
12/1/14 (Escrowed to Maturity) (c)	1,250,000	858,025
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11
(MBIA Insured)	35,000	35,089
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.)
Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	209,068
Pima County Unified School District #1 Tucson:
7.5% 7/1/08 (FGIC Insured)	1,000,000	1,099,610
7.5% 7/1/10 (FGIC Insured)	250,000	291,100
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A:
4.75% 1/1/35	1,000,000	1,003,140
5% 1/1/35	1,500,000	1,552,770
Series A:
5.25% 1/1/18	1,000,000	1,075,190
5.25% 1/1/19	1,615,000	1,732,814
Series B:
5% 1/1/20	1,500,000	1,575,525
5% 1/1/21	255,000	268,000
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health
Care Proj.) 5.8% 12/1/31	250,000	266,505
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7%
7/1/07	150,000	158,430
Sedona Excise Tax Rev. 5% 7/1/19 (MBIA Insured)	1,000,000	1,064,110
Tempe Gen. Oblig.:
5% 7/1/19	1,680,000	1,777,524
5.5% 7/1/17	1,035,000	1,151,458
Tempe Union High School District #213 7% 7/1/08
(FGIC Insured)	310,000	337,494
Tucson Gen. Oblig.:
Series 1995 A, 7.375% 7/1/11	1,000,000	1,182,930
Series A, 6% 7/1/13	800,000	912,584
5% 7/1/18 (FGIC Insured)	3,295,000	3,516,984
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,209,819
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	584,845
Series A, 7% 7/1/11 (MBIA Insured)	300,000	350,907

Quarterly Report

4

Municipal Bonds continued
	Principal	Value
	Amount
Arizona – continued
Tucson Wtr. Rev.:
Series A, 5% 7/1/11 (FGIC Insured)	$1,410,000	$1,500,762
5.5% 7/1/14	425,000	465,630
Univ. Med. Ctr. Corp. Hosp. Rev. 5.25% 7/1/15	1,000,000	1,053,550
Univ. of Arizona Ctfs. of Prtn. Series C, 5% 6/1/14
(AMBAC Insured)	600,000	637,938
Univ. of Arizona Univ. Revs.:
Series 2005 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,066,910
5.25% 6/1/13 (FSA Insured)	245,000	254,540
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (a)(b)	1,000,000	997,900
Yuma County Hosp. District #1 6.35% 11/15/07
(Escrowed to Maturity) (c)	265,000	269,396
		87,996,154

Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.
5.875% 7/1/35	100,000	103,210
Puerto Rico 9.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,000,000	1,049,390
Series Y:
5.5% 7/1/36 (FSA Insured)	500,000	550,975
5.5% 7/1/36 (MBIA Insured)	100,000	110,195
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America
Insured)	700,000	776,433
5.75% 7/1/19 (FGIC Insured)	700,000	780,780
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	2,525,000	2,737,252
5.5% 10/1/40 (Escrowed to Maturity) (c)	2,195,000	2,364,388

5 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Puerto Rico continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	$200,000	$ 213,398
Series QQ, 5.25% 7/1/14 (XL Cap. Assurance, Inc.
Insured)	500,000	548,385
		9,131,196

TOTAL INVESTMENT PORTFOLIO 98.0%
(Cost $95,578,457)		97,230,560

NET OTHER ASSETS – 2.0%		1,994,436

NET ASSETS 100%		$ 99,224,996

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(c) Security collateralized by an amount
sufficient to pay interest and principal.

Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $95,560,252. Net unrealized appreciation aggregated $1,670,308, of which $2,294,145 related to appreciated investment securities and $623,837 related to depreciated investment securities.

Quarterly Report 6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

7 Quarterly Report

Quarterly Holdings Report for Fidelity® Export and Multinational Fund

November 30, 2005

1.810713.101 EXF QTLY 0106

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 96.7%
	Shares	Value (000s)

CONSUMER DISCRETIONARY – 9.4%
Hotels, Restaurants & Leisure 1.8%
Carnival Corp. unit	828,200	$45,129
Starbucks Corp. (a)	810,146	24,669
		69,798
Household Durables – 1.0%
Sharp Corp.	2,530,000	39,188
Internet & Catalog Retail 3.5%
eBay, Inc. (a)	2,966,740	132,940
Specialty Retail – 1.0%
Chico’s FAS, Inc. (a)	900,000	39,699
Textiles, Apparel & Luxury Goods – 2.1%
Carter’s, Inc. (a)	692,400	42,340
Polo Ralph Lauren Corp. Class A	713,600	38,249
		80,589

TOTAL CONSUMER DISCRETIONARY		362,214

CONSUMER STAPLES 2.9%
Food & Staples Retailing – 1.8%
Walgreen Co.	1,538,200	70,265
Food Products 1.1%
Nestle SA (Reg.)	144,000	42,712

TOTAL CONSUMER STAPLES		112,977

ENERGY 14.4%
Energy Equipment & Services – 5.8%
Halliburton Co.	1,785,800	113,666
National Oilwell Varco, Inc. (a)	531,022	32,191
Schlumberger Ltd. (NY Shares)	806,600	77,216
		223,073
Oil, Gas & Consumable Fuels – 8.6%
Canadian Natural Resources Ltd.	1,805,000	81,813
Ultra Petroleum Corp. (a)	2,183,200	117,412
Valero Energy Corp.	1,370,980	131,888
		331,113

TOTAL ENERGY		554,186

Quarterly Report

2

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – 23.0%
Capital Markets 3.9%
Goldman Sachs Group, Inc.	855,260	$110,294
Lehman Brothers Holdings, Inc.	301,600	38,002
		148,296
Commercial Banks – 5.1%
Bank of America Corp.	2,660,500	122,090
Wells Fargo & Co.	1,193,100	74,986
		197,076
Consumer Finance – 2.0%
American Express Co.	1,531,000	78,724
Insurance – 8.8%
ACE Ltd.	667,970	37,072
AMBAC Financial Group, Inc.	498,100	38,199
American International Group, Inc.	2,140,090	143,686
MetLife, Inc.	692,500	35,622
W.R. Berkley Corp.	809,150	37,723
XL Capital Ltd. Class A	691,355	45,892
		338,194
Real Estate 2.1%
General Growth Properties, Inc.	883,400	40,301
Vornado Realty Trust	458,500	39,133
		79,434
Thrifts & Mortgage Finance – 1.1%
Golden West Financial Corp., Delaware	630,000	40,818

TOTAL FINANCIALS		882,542

HEALTH CARE – 11.7%
Biotechnology – 3.2%
Affymetrix, Inc. (a)	122,400	6,027
Genentech, Inc. (a)	815,000	77,930
ImClone Systems, Inc. (a)	1,177,000	38,147
		122,104
Health Care Equipment & Supplies – 3.6%
Alcon, Inc.	586,600	82,241
Synthes, Inc.	325,000	34,975
Waters Corp. (a)	532,300	20,882
		138,098

3 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Providers & Services – 2.7%
UnitedHealth Group, Inc.	1,746,360	$104,537
Pharmaceuticals – 2.2%
Allergan, Inc.	52,400	5,240
Roche Holding AG (participation certificate)	517,110	77,713
		82,953

TOTAL HEALTH CARE		447,692

INDUSTRIALS – 9.5%
Aerospace & Defense – 2.5%
Honeywell International, Inc.	2,613,430	95,495
Air Freight & Logistics – 1.3%
Expeditors International of Washington, Inc.	700,000	49,707
Airlines – 1.0%
Ryanair Holdings PLC sponsored ADR (a)	778,100	38,765
Commercial Services & Supplies – 1.4%
Robert Half International, Inc.	1,379,740	52,789
Construction & Engineering – 1.5%
Fluor Corp.	294,710	21,838
SNC-Lavalin Group, Inc.	550,000	34,053
		55,891
Industrial Conglomerates – 1.8%
3M Co.	900,000	70,632

TOTAL INDUSTRIALS		363,279

INFORMATION TECHNOLOGY – 19.0%
Computers & Peripherals – 1.6%
Apple Computer, Inc. (a)	915,000	62,055
Electronic Equipment & Instruments – 1.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,000,000	40,459
National Instruments Corp.	692,450	17,872
		58,331
Internet Software & Services – 8.4%
Equinix, Inc. (a)	750,000	29,940
Google, Inc. Class A (sub. vtg.) (a)	435,520	176,382
Yahoo!, Inc. (a)	2,892,500	116,365
		322,687

Quarterly Report

4

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – 4.7%
FormFactor, Inc. (a)	383,200	$10,753
Intel Corp.	3,299,100	88,020
Marvell Technology Group Ltd. (a)	783,600	43,521
Samsung Electronics Co. Ltd.	68,400	39,425
		181,719
Software 2.8%
Microsoft Corp.	3,870,570	107,253

TOTAL INFORMATION TECHNOLOGY		732,045

MATERIALS 1.1%
Chemicals – 1.1%
Monsanto Co.	575,000	42,130
TELECOMMUNICATION SERVICES – 3.6%
Wireless Telecommunication Services – 3.6%
Crown Castle International Corp. (a)	4,405,554	120,712
Vodafone Group PLC sponsored ADR	862,900	18,595
		139,307

UTILITIES – 2.1%
Electric Utilities – 1.2%
Exelon Corp.	888,100	46,217
Multi-Utilities – 0.9%
CMS Energy Corp. (a)	2,350,000	32,853

TOTAL UTILITIES		79,070

TOTAL COMMON STOCKS
(Cost $3,289,191)		3,715,442

Convertible Bonds 0.3%
	Principal
	Amount (000s)

HEALTH CARE – 0.3%
Pharmaceuticals – 0.3%
Allergan, Inc. 0% 11/6/22	$12,500	14,289
TOTAL CONVERTIBLE BONDS
(Cost $14,171)		14,289

5		Quarterly Report

Investments (Unaudited) continued

Money Market Funds 3.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.08% (b)	118,107,548	$118,108
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	196,175	196
TOTAL MONEY MARKET FUNDS
(Cost $118,304)		118,304
TOTAL INVESTMENT PORTFOLIO 100.1%
(Cost $3,421,666)		3,848,035
NET OTHER ASSETS – (0.1)%		(5,038)
NET ASSETS 100%		$3,842,997

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income Received
Fidelity Cash Central Fund	$921
Fidelity Securities Lending Cash Central Fund	3
Total	$924

Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $3,433,424,000. Net unrealized appreciation aggregated $414,611,000, of which $455,324,000 related to appreciated investment securities and $40,713,000 related to depreciated investment securities.

Quarterly Report 6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

7 Quarterly Report

Quarterly Holdings Report for Fidelity® Maryland Municipal Income Fund

November 30, 2005

1.810710.101 SMD-QTLY 0106

Investments November 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 99.4%
	Principal	Value
	Amount
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.
5.875% 7/1/35	$ 100,000	$ 103,210
Maryland – 85.5%
Anne Arundel County Gen. Oblig.:
5% 3/1/13	1,200,000	1,295,832
5.375% 3/1/15	2,010,000	2,187,744
Baltimore Board of School Commissioners School Sys.
Rev. 5% 5/1/11	2,545,000	2,710,807
Baltimore County Ctfs. Prtn. (Equip. Acquisition Prog.)
5% 6/1/13 (MBIA Insured)	1,500,000	1,614,330
Baltimore County Gen. Oblig.:
5% 8/1/15	2,385,000	2,577,851
5.25% 8/1/19 (Pre-Refunded to 8/1/12 @ 100) (d) .	2,000,000	2,189,940
Baltimore Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A:
0% 10/15/06 (FGIC Insured)	2,000,000	1,903,640
7% 10/15/09 (MBIA Insured)	1,000,000	1,130,340
Series A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,841,552
Baltimore Port Facilities Rev. (Consolidated Coal Sales
Co. Proj.) 6.5% 12/1/10	2,000,000	2,120,200
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series A:
5.125% 7/1/42 (FGIC Insured) (b)	2,315,000	2,395,122
5.2% 7/1/32 (FGIC Insured)	250,000	263,633
(Wtr. Projs.) Series A:
5% 7/1/22 (MBIA Insured)	2,250,000	2,379,690
5% 7/1/24 (Escrowed to Maturity) (d)	730,000	789,108
5% 7/1/24 (FGIC Insured)	370,000	402,246
Frederick County Econ. Dev. Rev. 5% 8/1/15 (MBIA
Insured)	1,000,000	1,086,910
Frederick County Gen. Oblig. 5% 12/1/15 (a)	1,000,000	1,089,420
Howard County Gen. Oblig.:
Series 2003 A, 5% 8/15/17 (Pre-Refunded to
8/15/12 @ 100) (d)	1,000,000	1,080,720
Series 2004 A, 5% 8/15/14	1,000,000	1,088,860
Series A, 5.25% 8/15/14	2,395,000	2,591,797
Maryland Dept. of Trans. Consolidated Trans. Rev. 5%
11/1/10	3,000,000	3,192,780
Maryland Econ. Dev. Corp. Lease Rev. (Maryland
Aviation Administration Facilities Proj.) 5.5% 6/1/18
(FSA Insured) (c)	1,500,000	1,613,205

Quarterly Report 2

Municipal Bonds continued
	Principal	Value
	Amount
Maryland – continued
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.) First Series, 5.75%
8/1/14 (Pre-Refunded to 8/1/10 @ 101) (d)	$5,000,000	$5,526,249
2nd Series:
5.5% 7/15/14	2,000,000	2,250,760
5.5% 8/1/15	740,000	837,007
Series 2002 A, 5.5% 3/1/17	2,265,000	2,583,210
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125%
7/1/33 (FSA Insured)	2,000,000	2,055,660
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (d)	1,000,000	1,056,890
5.75% 7/1/13 (Escrowed to Maturity) (d)	385,000	425,279
(Hebrew Home of Greater Washington Proj.) 5.8%
1/1/32	1,000,000	1,052,090
(Helix Health Proj.) 5% 7/1/17 (Escrowed to
Maturity) (d)	1,010,000	1,083,962
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13
(Escrowed to Maturity) (d)	840,000	869,400
(Johns Hopkins Health Sys. Proj.) 5% 5/15/34	1,500,000	1,529,295
(Johns Hopkins Univ. Issue Proj.):
Series 2001 B, 5% 7/1/41	3,590,000	3,675,693
Series A:
5% 7/1/33	2,000,000	2,077,620
5% 7/1/38	2,000,000	2,046,120
5% 7/1/32	1,015,000	1,048,810
5.125% 7/1/20	500,000	526,160
6% 7/1/10	500,000	552,155
(LifeBridge Health Proj.) Series 2004 A, 5% 7/1/11	1,000,000	1,052,030
(Loyola College Issue Proj.) 5% 10/1/39	2,000,000	2,035,840
(North Arundel Hosp. Proj.) 6.5% 7/1/31
(Pre-Refunded to 7/1/10 @ 101) (d)	1,320,000	1,495,402
(Univ. of Maryland Med. Sys. Proj.):
5.25% 7/1/34	1,525,000	1,564,894
6.75% 7/1/30 (Pre-Refunded to 7/1/10 @ 101) (d)	500,000	571,675
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	1,100,000	1,183,358
5.25% 12/15/15	320,000	342,470
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,090,350

3 Quarterly Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount
Maryland – continued
Maryland Nat’l. Cap. Park & Planning Commission
Series 2004 EE2, 5% 1/15/15	$2,000,000	$2,155,960
Maryland Trans. Auth. Rev. (Trans. Facilities Projs.) 6.8%
7/1/16 (Escrowed to Maturity) (d)	900,000	1,040,211
Montgomery County Econ. Dev. Rev. (Trinity Health Care
Group Proj.) 5.125% 12/1/22	2,300,000	2,386,940
Morgan State Univ. Academic & Auxiliary Facilities Fees
Rev. Series A, 5% 7/1/20 (FGIC Insured)	500,000	527,360
Northeast Maryland Waste Disp. Auth. Solid Waste
Rev.:
(Montgomery County Resource Recovery Proj.)
Series A, 6% 7/1/07 (c)	500,000	514,995
5.5% 4/1/12 (AMBAC Insured) (c)	1,500,000	1,625,370
Prince Georges County Ctfs. of Prtn. Series A, 0%
6/30/11 (MBIA Insured)	2,400,000	1,806,912
Prince Georges County Gen. Oblig.:
Series A, 5% 10/1/19	2,000,000	2,128,940
5.5% 5/15/11 (FSA Insured)	2,000,000	2,195,640
Washington D.C. Metropolitan Area Trans. Auth. Gross
Rev. 6% 7/1/10 (FGIC Insured)	1,570,000	1,737,959
Washington D.C. Suburban Sanitation District 5%
6/1/13	1,500,000	1,626,525
		93,824,918

Puerto Rico 13.8%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc.
Insured)	1,500,000	1,688,970
Series A, 5.5% 7/1/18 (MBIA Insured)	1,000,000	1,134,320
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,101,950
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	805,000	872,668
5.5% 10/1/40 (Escrowed to Maturity) (d)	3,550,000	3,823,954
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	1,000,000	1,123,370
Series HH, 5.25% 7/1/29 (FSA Insured)	2,200,000	2,347,378
Series II, 5.375% 7/1/16 (MBIA Insured)	1,500,000	1,637,865

Quarterly Report 4

Municipal Bonds continued
		Principal	Value
Amount
Puerto Rico continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: – continued
Series QQ:
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)		$ 200,000	$ 224,550
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)		1,000,000	1,125,980
15,081,005

TOTAL INVESTMENT PORTFOLIO 99.4%
(Cost $106,605,384)			109,009,133

NET OTHER ASSETS – 0.6%			705,204
NET ASSETS 100%			$ 109,714,337

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased
Treasury Contracts
8 U.S. Treasury 10-Year Bond Contracts	Dec. 2005	$ 869,875	$ (16,971)

The face value of futures purchased as a percentage of net assets – 0.8%

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $1,209,200.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $106,600,983. Net unrealized appreciation aggregated $2,408,150, of which $3,123,138 related to appreciated investment securities and $714,988 related to depreciated investment securities.

5 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

6

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	January 20, 2006